Related Party Transactions (Details) - Schedule of Due from Related Parties - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Schedule of Due from Related Parties [Line Items]
Total amounts due from related parties	$ 16,595	$ 894,271
Rent receivable [Member] | Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of Due from Related Parties [Line Items]
Total amounts due from related parties	16,595
Loans [Member] | Shenzhen Jingxihui Trading Co., LTD [Member]
Schedule of Due from Related Parties [Line Items]
Total amounts due from related parties		832,897
Loans [Member] | Ting, Yan [Member]
Schedule of Due from Related Parties [Line Items]
Total amounts due from related parties		$ 61,374